UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® Institutional International Equity Fund

MFS® Institutional Trust
Semiannual report

12/31/10

IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED •  MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we enter 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	4.1%
Nestle S.A.	3.7%
Schneider Electric S.A.	3.5%
LVMH Moet Hennessy Louis Vuitton S.A.	3.2%
Reckitt Benckiser Group PLC	3.0%
HSBC Holdings PLC	2.9%
Canadian National Railway Co.	2.8%
Heineken N.V.	2.8%
Roche Holding AG	2.3%
Diageo PLC	2.2%

Equity sectors
Financial Services	18.2%
Consumer Staples	16.8%
Basic Materials	10.7%
Retailing	10.0%
Technology	8.2%
Health Care	7.4%
Industrial Goods & Services	6.7%
Energy	5.5%
Special Products & Services	5.3%
Utilities & Communications	3.3%
Leisure	3.2%
Transportation	2.8%
Autos & Housing	0.8%

Country weightings
United Kingdom	19.3%
Switzerland	15.2%
France	13.8%
Japan	11.7%
Germany	10.9%
Netherlands	8.7%
India	3.1%
Canada	2.8%
Hong Kong	2.1%
Other Countries	12.4%

Percentages are based on net assets as of 12/31/10.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2010 through December 31, 2010

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	Expenses Paid During Period (p) 7/01/10-12/31/10
Actual	0.75%	$1,000.00	$1,251.71	$4.26
Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82

(h)	5% fund return per year before expenses.
(p)	Expenses paid is equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS

12/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 98.9%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages – 6.5%
Diageo PLC	3,583,334	$66,203,294
Heineken N.V.	1,657,744	81,277,277
Pernod Ricard S.A.	476,405	44,792,584

		$192,273,155
Apparel Manufacturers – 6.3%
Burberry Group PLC	1,447,158	$25,360,408
Compagnie Financiere Richemont S.A.	600,301	35,311,824
Li & Fung Ltd.	5,055,000	29,330,550
LVMH Moet Hennessy Louis Vuitton S.A.	575,183	94,616,759

		$184,619,541
Automotive – 0.8%
DENSO Corp.	706,200	$24,372,120

Broadcasting – 1.4%
WPP Group PLC	3,458,767	$42,574,290

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	545,855	$37,784,269
Nomura Holdings, Inc.	2,966,800	18,818,845

		$56,603,114
Business Services – 4.2%
Compass Group PLC	2,207,969	$20,000,602
Hays PLC	8,176,493	16,432,134
Infosys Technology Ltd.	658,081	50,667,748
Randstad Holding N.V. (a)	691,448	36,497,288

		$123,597,772
Chemicals – 1.1%
Givaudan S.A.	30,700	$33,129,733

Computer Software – 0.8%
SAP AG	459,400	$23,389,446

Computer Software – Systems – 2.1%
Canon, Inc.	946,900	$48,542,517
Konica Minolta Holdings, Inc.	1,430,500	14,870,575

		$63,413,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.1%
Smiths Group PLC	1,743,831	$33,849,146

Consumer Products – 5.2%
Beiersdorf AG	738,441	$40,975,986
Reckitt Benckiser Group PLC	1,614,388	88,723,979
Svenska Cellulosa Aktiebolaget	1,515,551	23,930,998

		$153,630,963
Electrical Equipment – 4.4%
Legrand S.A.	643,372	$26,200,516
Schneider Electric S.A.	683,366	102,276,383

		$128,476,899
Electronics – 5.3%
Hirose Electric Co. Ltd.	49,600	$5,589,851
Hoya Corp.	2,100,500	51,018,426
Samsung Electronics Co. Ltd.	54,347	45,444,800
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,289,413	53,789,239

		$155,842,316
Energy – Independent – 2.3%
CNOOC Ltd.	7,956,000	$18,874,619
INPEX Corp.	8,129	47,608,566

		$66,483,185
Energy – Integrated – 3.2%
BG Group PLC	1,158,622	$23,411,042
Royal Dutch Shell PLC, “A”	1,370,636	45,698,859
TOTAL S.A.	484,147	25,652,188

		$94,762,089
Engineering – Construction – 0.3%
Keppel Corp. Ltd.	1,000,000	$8,820,665

Food & Beverages – 5.1%
Groupe Danone	671,046	$42,163,717
Nestle S.A.	1,843,131	107,926,655

		$150,090,372
Food & Drug Stores – 2.9%
Lawson, Inc.	719,500	$35,580,644
Tesco PLC	7,403,445	49,056,522

		$84,637,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.3%
William Hill PLC	2,918,146	$7,766,306

Insurance – 3.0%
AIA Group Ltd. NPV (a)	2,463,000	$6,923,702
AXA	755,631	12,571,384
ING Groep N.V. (a)	4,855,684	47,237,376
Swiss Reinsurance Co.	401,059	21,575,687

		$88,308,149
Machinery & Tools – 2.0%
Fanuc Ltd.	229,900	$35,310,420
MAN SE	202,338	24,061,496

		$59,371,916
Major Banks – 9.0%
Banco Santander S.A.	1,876,208	$19,876,897
Barclays PLC	3,573,659	14,578,331
Erste Group Bank AG	354,538	16,648,247
HSBC Holdings PLC	8,305,078	84,307,339
Julius Baer Group Ltd.	1,368,491	64,106,851
Standard Chartered PLC	1,887,488	50,777,713
Westpac Banking Corp.	671,474	15,253,464

		$265,548,842
Medical Equipment – 2.6%
Sonova Holding AG	138,683	$17,902,715
Synthes, Inc.	427,652	57,767,324

		$75,670,039
Other Banks & Diversified Financials – 4.3%
Aeon Credit Service Co. Ltd.	527,600	$7,460,091
Banco Santander Brasil S.A., ADR	1,436,500	19,536,400
ICICI Bank Ltd.	1,536,245	39,341,477
Komercni Banka A.S.	83,107	19,665,914
UBS AG (a)	2,547,662	41,825,253

		$127,829,135
Pharmaceuticals – 4.8%
Bayer AG	648,864	$47,949,356
Merck KGaA	338,205	27,048,809
Roche Holding AG	459,298	67,298,210

		$142,296,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	1,952,133	$42,781,620

Railroad & Shipping – 2.8%
Canadian National Railway Co.	1,259,886	$83,744,622

Specialty Chemicals – 9.6%
Akzo Nobel N.V.	803,393	$49,905,091
L’Air Liquide S.A.	458,844	58,028,823
Linde AG	795,384	120,689,075
Shin-Etsu Chemical Co. Ltd.	1,011,000	54,789,999

		$283,412,988
Specialty Stores – 0.8%
Esprit Holdings Ltd.	5,129,200	$24,415,963

Telecommunications – Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	167,490	$9,603,877
MTN Group Ltd.	1,367,350	27,901,205

		$37,505,082
Telephone Services – 1.6%
China Unicom Ltd.	16,810,000	$24,048,888
Singapore Telecommunications Ltd.	10,328,050	24,545,566

		$48,594,454
Utilities – Electric Power – 0.4%
Red Electrica de Espana	237,080	$11,151,712
Total Common Stocks (Identified Cost, $2,371,555,086)		$2,918,962,267

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	25,569,206	$25,569,206
Total Investments (Identified Cost, $2,397,124,292)		$2,944,531,473

OTHER ASSETS, LESS LIABILITIES – 0.2%		5,931,882
Net Assets – 100.0%		$2,950,463,355

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,371,555,086)	$2,918,962,267
Underlying affiliated funds, at cost and value	25,569,206
Total investments, at value (identified cost, $2,397,124,292)	$2,944,531,473
Cash	3,517
Foreign currency, at value (identified cost, $13)	14
Receivables for
Investments sold	429,503
Fund shares sold	2,901,196
Interest and dividends	4,799,339
Receivable from investment adviser	52,234
Other assets	28,223
Total assets	$2,952,745,499
Liabilities
Payables for
Investments purchased	$3,717
Fund shares reacquired	578,879
Payable to affiliates
Investment adviser	114,778
Shareholder servicing costs	1,984
Administrative services fee	1,210
Payable for independent Trustees’ compensation	389
Deferred country tax expense payable	1,303,112
Accrued expenses and other liabilities	278,075
Total liabilities	$2,282,144
Net assets	$2,950,463,355
Net assets consist of
Paid-in capital	$2,719,171,043
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,303,112 deferred country tax)	546,378,673
Accumulated net realized gain (loss) on investments and foreign currency transactions	(325,941,633)
Undistributed net investment income	10,855,272
Net assets	$2,950,463,355
Shares of beneficial interest outstanding	164,474,480
Net asset value per share (net assets of $2,950,463,355 / 164,474,480 shares of beneficial interest outstanding)	$17.94

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$21,818,529
Interest	270,724
Dividends from underlying affiliated funds	18,089
Foreign taxes withheld	(1,075,015)
Total investment income	$21,032,327
Expenses
Management fee	$9,631,353
Shareholder servicing costs	151,257
Administrative services fee	177,193
Independent Trustees’ compensation	29,749
Custodian fee	349,877
Shareholder communications	28,667
Auditing fees	24,798
Legal fees	20,111
Miscellaneous	79,769
Total expenses	$10,492,774
Fees paid indirectly	(171)
Reduction of expenses by investment adviser	(375,973)
Net expenses	$10,116,630
Net investment income	$10,915,697
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(29,242,399)
Foreign currency transactions	151,738
Net realized gain (loss) on investments and foreign currency transactions	$(29,090,661)
Change in unrealized appreciation (depreciation)
Investments (net of $1,303,112 increase in deferred country tax)	$600,763,535
Translation of assets and liabilities in foreign currencies	314,000
Net unrealized gain (loss) on investments and foreign currency translation	$601,077,535
Net realized and unrealized gain (loss) on investments and foreign currency	$571,986,874
Change in net assets from operations	$582,902,571

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/10 (unaudited)	Year ended 6/30/10
From operations
Net investment income	$10,915,697	$38,777,805
Net realized gain (loss) on investments and foreign currency transactions	(29,090,661)	(78,771,583)
Net unrealized gain (loss) on investments and foreign currency translation	601,077,535	299,267,061
Change in net assets from operations	$582,902,571	$259,273,283
Distributions declared to shareholders
From net investment income	$(38,350,663)	$(43,175,282)
Change in net assets from fund share transactions	$60,663,328	$135,347,628
Total change in net assets	$605,215,236	$351,445,629
Net assets
At beginning of period	2,345,248,119	1,993,802,490
At end of period (including undistributed net investment income of $10,855,272 and $38,290,238, respectively)	$2,950,463,355	$2,345,248,119

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/10		Years ended 6/30
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$14.53		$13.06	$18.56	$21.71	$19.22	$15.48
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.25	$0.31	$0.37	$0.45	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	3.58		1.51	(5.32)	(1.80)	4.16	3.72
Total from investment operations	$3.65		$1.76	$(5.01)	$(1.43)	$4.61	$4.40
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.29)	$(0.32)	$(0.39)	$(0.54)	$(0.20)
From net realized gain on investments	—		—	(0.17)	(1.33)	(1.58)	(0.46)
Total distributions declared to shareholders	$(0.24)		$(0.29)	$(0.49)	$(1.72)	$(2.12)	$(0.66)
Net asset value, end of period	$17.94		$14.53	$13.06	$18.56	$21.71	$19.22
Total return (%) (r)(s)	25.17	(n)	13.22	(26.80)	(7.28)	25.00	28.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.83	0.82	0.83	0.86
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.75	0.75	0.75
Net investment income	0.81	(a)	1.62	2.30	1.81	2.21	3.82
Portfolio turnover	11		23	27	33	42	45
Net assets at end of period (000 omitted)	$2,950,463		$2,345,248	$1,993,802	$2,627,583	$2,778,105	$1,963,531

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue,

Notes to Financial Statements (unaudited) – continued

trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

Notes to Financial Statements (unaudited) – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$568,739,965	$—	$—	$568,739,965
Switzerland	446,844,252	—	—	446,844,252
France	406,302,354	—	—	406,302,354
Japan	295,419,537	48,542,517	—	343,962,054
Germany	321,898,437	—	—	321,898,437
Netherlands	257,698,652	—	—	257,698,652
India	90,009,225	—	—	90,009,225
Canada	83,744,622	—	—	83,744,622
Hong Kong	60,670,215	—	—	60,670,215
Other Countries	339,092,491	—	—	339,092,491
Mutual Funds	25,569,206	—	—	25,569,206
Total Investments	$2,895,988,956	$48,542,517	$—	$2,944,531,473

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,554,478,550 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if

Notes to Financial Statements (unaudited) – continued

such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/10
Ordinary income (including any short-term capital gains)	$43,175,282

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/10
Cost of investments	$2,462,431,851
Gross appreciation	625,316,512
Gross depreciation	(143,216,890)
Net unrealized appreciation (depreciation)	$482,099,622
As of 6/30/10
Undistributed ordinary income	38,332,860
Capital loss carryforwards	(170,288,906)
Post-October capital loss deferral	(61,254,507)
Other temporary differences	(82,018)
Net unrealized appreciation (depreciation)	(119,967,025)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

6/30/17	$(42,513,026)
6/30/18	(127,775,880)
Total	$(170,288,906)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended December 31, 2010 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.75% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2011. For the six months ended December 31, 2010, this reduction amounted to $371,832 and is reflected as a reduction of total annual expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2010, the fee was $149,807, which equated to 0.0111% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2010, these costs amounted to $1,450.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2010 was equivalent to an annual effective rate of 0.0132% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,766

Notes to Financial Statements (unaudited) – continued

and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,141, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $298,498,734 and $354,534128, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/10		Year ended 6/30/10
	Shares	Amount	Shares	Amount
Shares sold	17,867,229	$306,379,732	33,614,664	$521,185,905
Shares issued to shareholders in reinvestment of distributions	1,811,147	32,075,419	2,171,271	35,000,882
Shares reacquired	(16,603,239)	(277,791,823)	(27,030,696)	(420,839,159)
Net change	3,075,137	$60,663,328	8,755,239	$135,347,628

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2010, the fund’s

Notes to Financial Statements (unaudited) – continued

commitment fee and interest expense were $13,078 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,461,255	212,978,780	(218,870,829)	25,569,206

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,089	$25,569,206

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. The Trustees considered that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

MFS
INVESTMENT MANAGEMENT

MFS® Institutional Large Cap Value Fund

MFS® Institutional Trust

Semiannual report

12/31/10

ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we enter 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	3.7%
Philip Morris International, Inc.	3.3%
Goldman Sachs Group, Inc.	3.2%
AT&T, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Bank of New York Mellon Corp.	2.8%
Johnson & Johnson	2.7%
MetLife, Inc.	2.6%
Accenture Ltd., “A”	2.4%
Chevron Corp.	2.4%

Equity sectors
Financial Services	23.7%
Health Care	12.2%
Consumer Staples	11.4%
Industrial Goods & Services	10.8%
Energy	10.7%
Utilities & Communications	7.3%
Technology	6.9%
Special Products & Services	3.6%
Basic Materials	3.6%
Leisure	3.0%
Autos & Housing	2.8%
Retailing	2.5%
Transportation	0.5%

Percentages are based on net assets as of 12/31/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2010 through December 31, 2010

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	Expenses Paid During Period (p) 7/01/10-12/31/10
Actual	0.65%	$1,000.00	$1,202.73	$3.61
Hypothetical (h)	0.65%	$1,000.00	$1,021.93	$3.31

(h)	5% fund return per year before expenses.
(p)	Expenses paid is equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS

12/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 98.7%
Issuer	Shares/Par	Value ($)

Aerospace – 9.0%
Honeywell International, Inc.	43,269	$2,300,180
Lockheed Martin Corp.	81,519	5,698,993
Northrop Grumman Corp.	35,445	2,296,127
United Technologies Corp.	44,468	3,500,521

		$13,795,821
Alcoholic Beverages – 1.3%
Diageo PLC, ADR	27,200	$2,021,776

Automotive – 0.6%
General Motors Co. (a)	8,120	$299,303
Johnson Controls, Inc.	15,382	587,592

		$886,895
Broadcasting – 2.3%
Omnicom Group, Inc.	34,413	$1,576,115
Walt Disney Co.	51,742	1,940,842

		$3,516,957
Brokerage & Asset Managers – 0.3%
Blackrock, Inc.	2,588	$493,221

Business Services – 3.6%
Accenture Ltd., “A”	75,707	$3,671,032
Dun & Bradstreet Corp.	11,405	936,236
Western Union Co.	48,687	904,118

		$5,511,386
Chemicals – 2.5%
3M Co.	22,186	$1,914,652
PPG Industries, Inc.	22,281	1,873,164

		$3,787,816
Computer Software – 2.0%
Oracle Corp.	100,023	$3,130,720

Computer Software – Systems – 2.6%
Hewlett-Packard Co.	19,088	$803,605
International Business Machines Corp.	21,484	3,152,992

		$3,956,597

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 2.2%
Pulte Homes, Inc. (a)	53,754	$404,230
Sherwin-Williams Co.	22,103	1,851,126
Stanley Black & Decker, Inc.	15,510	1,037,154

		$3,292,510
Consumer Products – 0.9%
Avon Products, Inc.	12,700	$369,062
Procter & Gamble Co.	15,903	1,023,040

		$1,392,102
Electrical Equipment – 0.8%
Danaher Corp.	25,144	$1,186,042

Electronics – 1.4%
Intel Corp.	102,267	$2,150,675

Energy – Independent – 3.1%
Apache Corp.	19,764	$2,356,462
EOG Resources, Inc.	11,997	1,096,646
Occidental Petroleum Corp.	13,466	1,321,015

		$4,774,123
Energy – Integrated – 5.7%
Chevron Corp.	39,642	$3,617,333
Exxon Mobil Corp.	33,215	2,428,681
Hess Corp.	24,256	1,856,554
TOTAL S.A., ADR	16,281	870,708

		$8,773,276
Engineering – Construction – 0.2%
Fluor Corp.	4,730	$313,410

Food & Beverages – 5.3%
General Mills, Inc.	62,584	$2,227,365
J.M. Smucker Co.	12,328	809,333
Kellogg Co.	22,547	1,151,701
Nestle S.A., ADR	37,055	2,179,575
PepsiCo, Inc.	25,361	1,656,834

		$8,024,808
Food & Drug Stores – 1.0%
CVS Caremark Corp.	25,388	$882,741
Walgreen Co.	16,330	636,217

		$1,518,958

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.8%
Kohl’s Corp. (a)	11,080	$602,087
Target Corp.	10,280	618,136

		$1,220,223
Insurance – 8.0%
ACE Ltd.	13,758	$856,436
Allstate Corp.	28,426	906,221
Aon Corp.	38,636	1,777,642
Chubb Corp.	17,830	1,063,381
MetLife, Inc.	89,581	3,980,980
Prudential Financial, Inc.	35,594	2,089,724
Travelers Cos., Inc.	26,848	1,495,702

		$12,170,086
Leisure & Toys – 0.4%
Hasbro, Inc.	13,487	$636,317

Machinery & Tools – 0.8%
Eaton Corp.	12,324	$1,251,009

Major Banks – 14.6%
Bank of America Corp.	198,352	$2,646,016
Bank of New York Mellon Corp.	139,906	4,225,161
Goldman Sachs Group, Inc.	28,747	4,834,096
JPMorgan Chase & Co.	101,233	4,294,304
PNC Financial Services Group, Inc.	21,173	1,285,625
State Street Corp.	36,424	1,687,888
Wells Fargo & Co.	106,591	3,303,255

		$22,276,345
Medical & Health Technology & Services – 0.4%
Quest Diagnostics, Inc.	11,680	$630,370

Medical Equipment – 3.8%
Becton, Dickinson & Co.	16,820	$1,421,626
Medtronic, Inc.	56,779	2,105,933
St. Jude Medical, Inc. (a)	37,589	1,606,930
Thermo Fisher Scientific, Inc. (a)	13,310	736,842

		$5,871,331
Network & Telecom – 0.9%
Cisco Systems, Inc. (a)	66,084	$1,336,879

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.7%
National Oilwell Varco, Inc.	11,813	$794,424
Noble Corp.	16,378	585,841
Transocean, Inc. (a)	16,873	1,172,842

		$2,553,107
Other Banks & Diversified Financials – 0.8%
MasterCard, Inc., “A”	5,491	$1,230,588

Pharmaceuticals – 8.0%
Abbott Laboratories	56,100	$2,687,751
GlaxoSmithKline PLC, ADR	15,965	626,147
Johnson & Johnson	66,364	4,104,613
Merck & Co., Inc.	17,202	619,960
Pfizer, Inc.	196,313	3,437,441
Roche Holding Ltd., ADR (a)	20,190	739,964

		$12,215,876
Railroad & Shipping – 0.5%
Canadian National Railway Co.	11,519	$765,668

Restaurants – 0.3%
McDonald’s Corp.	5,940	$455,954

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	18,726	$1,703,130

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	7,632	$504,857
Staples, Inc.	23,407	532,977

		$1,037,834
Telecommunications – Wireless – 1.4%
Vodafone Group PLC, ADR	80,160	$2,118,629

Telephone Services – 2.9%
AT&T, Inc.	152,133	$4,469,668

Tobacco – 3.9%
Altria Group, Inc.	17,571	$432,598
Philip Morris International, Inc.	85,144	4,983,478
Reynolds American, Inc.	16,050	523,551

		$5,939,627

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.9%
Dominion Resources, Inc.	17,120	$731,366
Entergy Corp.	7,029	497,864
PG&E Corp.	35,626	1,704,348
PPL Corp.	19,416	511,029
Public Service Enterprise Group, Inc.	30,893	982,706

		$4,427,313
Total Common Stocks (Identified Cost, $130,102,375)		$150,837,047

CONVERTIBLE PREFERRED STOCKS – 0.3%
Energy – Independent – 0.2%
Apache Corp.	3,790	$251,125

Utilities – Electric Power – 0.1%
PPL Corp.	4,100	$225,377
Total Convertible Preferred Stocks (Identified Cost, $398,670)		$476,502

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.18%, at Cost and Net Asset Value	1,420,504	$1,420,504
Total Investments (Identified Cost, $131,921,549)		$152,734,053

OTHER ASSETS, LESS LIABILITIES – 0.1%		152,784
Net Assets – 100.0%		$152,886,837

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $130,501,045)	$151,313,549
Underlying affiliated funds, at cost and value	1,420,504
Total investments, at value (identified cost, $131,921,549)	$152,734,053
Cash	76
Receivables for
Fund shares sold	18,411
Dividends	229,221
Receivable from investment adviser	990
Other assets	2,188
Total assets	$152,984,939
Liabilities
Payable for fund shares reacquired	$77,759
Payable to affiliates
Investment adviser	4,607
Shareholder servicing costs	45
Administrative services fee	135
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	15,544
Total liabilities	$98,102
Net assets	$152,886,837
Net assets consist of
Paid-in capital	$137,882,441
Unrealized appreciation (depreciation) on investments	20,812,504
Accumulated net realized gain (loss) on investments	(5,803,374)
Accumulated distributions in excess of net investment income	(4,734)
Net assets	$152,886,837
Shares of beneficial interest outstanding	16,743,816
Net asset value per share (net assets of $152,886,837 / 16,743,816 shares of beneficial interest outstanding)	$9.13

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,670,415
Dividends from underlying affiliated funds	1,973
Foreign taxes withheld	(1,571)
Total investment income	$1,670,817
Expenses
Management fee	$379,557
Shareholder servicing costs	7,785
Administrative services fee	14,374
Independent Trustees’ compensation	1,976
Custodian fee	10,597
Shareholder communications	2,631
Auditing fees	21,456
Legal fees	765
Miscellaneous	16,066
Total expenses	$455,207
Reduction of expenses by investment adviser	(5,714)
Net expenses	$449,493
Net investment income	$1,221,324
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$700,517
Change in unrealized appreciation (depreciation) on investments	$23,065,952
Net realized and unrealized gain (loss) on investments	$23,766,469
Change in net assets from operations	$24,987,793

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/10 (unaudited)	Year ended 6/30/10
Change in net assets
From operations
Net investment income	$1,221,324	$1,296,152
Net realized gain (loss) on investments	700,517	(610,483)
Net unrealized gain (loss) on investments	23,065,952	401,507
Change in net assets from operations	$24,987,793	$1,087,176
Distributions declared to shareholders
From net investment income	$(1,940,044)	$(1,050,005)
Change in net assets from fund share transactions	$9,835,986	$74,167,184
Total change in net assets	$32,883,735	$74,204,355
Net assets
At beginning of period	120,003,102	45,798,747
At end of period (including accumulated distributions in excess of net investment income of $4,734 and undistributed net investment income of $713,986, respectively)	$152,886,837	$120,003,102

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/10		Years ended 6/30
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$7.69		$7.14	$9.49	$13.01	$11.26	$11.09
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.18	$0.18	$0.23	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		0.53 (g)	(2.34)	(1.29)	2.39	1.06
Total from investment operations	$1.56		$0.68	$(2.16)	$(1.11)	$2.62	$1.27
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.13)	$(0.19)	$(0.27)	$(0.30)	$(0.24)
From net realized gain on investments	—		—	—	(2.14)	(0.57)	(0.86)
Total distributions declared to shareholders	$(0.12)		$(0.13)	$(0.19)	$(2.41)	$(0.87)	$(1.10)
Net asset value, end of period	$9.13		$7.69	$7.14	$9.49	$13.01	$11.26
Total return (%) (r)(s)	20.27	(n)	9.45	(22.69)	(10.59)	23.88	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.74	0.89	0.84	0.77	0.75
Expenses after expense reductions (f)	0.65	(a)	0.63	0.55	0.55	0.55	0.55
Net investment income	1.77	(a)	1.86	2.44	1.67	1.89	1.81
Portfolio turnover	13		22	34	31	27	50
Net assets at end of period (000 omitted)	$152,887		$120,003	$45,799	$47,665	$82,164	$97,148

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

13

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

14

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$151,313,549	$—	$—	$151,313,549
Mutual Funds	1,420,504	—	—	1,420,504
Total Investments	$152,734,053	$—	$—	$152,734,053

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

15

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended December 31, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/10
Ordinary income (including any short-term capital gains)	$1,050,005

16

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/10
Cost of investments	$133,038,426
Gross appreciation	21,979,646
Gross depreciation	(2,284,019)
Net unrealized appreciation (depreciation)	$19,695,627
As of 6/30/10
Undistributed ordinary income	713,986
Capital loss carryforwards	(5,309,384)
Post-October capital loss deferral	(77,630)
Net unrealized appreciation (depreciation)	(3,370,325)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

6/30/17	$(1,277,302)
6/30/18	(4,032,082)
Total	$(5,309,384)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2011. For the six months ended December 31, 2010, this reduction amounted to $5,505 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2010, the fee was $7,672, which equated to 0.0111% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2010, these costs amounted to $113.

17

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2010 was equivalent to an annual effective rate of 0.0208% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $717 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $209, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $26,480,451 and $17,313,283, respectively.

18

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/10		Year ended 6/30/10
	Shares	Amount	Shares	Amount
Shares sold	2,114,829	$18,044,806	9,478,879	$76,533,985
Shares issued to shareholders in reinvestment of distributions	141,664	1,276,393	128,520	1,050,005
Shares reacquired	(1,114,328)	(9,485,213)	(418,245)	(3,416,806)
Net change	1,142,165	$9,835,986	9,189,154	$74,167,184

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2010, the fund’s commitment fee and interest expense were $521 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,668,530	21,071,381	(21,319,407)	1,420,504

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,973	$1,420,504

19

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

20

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

21

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

22

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

23

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

24

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: February 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2011

*	Print name and title of each signing officer under his or her signature.